TYRX VENTURES CORP.

Suite 314 – 837 West Hastings Street

Vancouver, British Columbia

Canada V6C 3N6

Telephone No.: 604.642.6410

October 5, 2005

VIA FACSIMILE

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-7010

USA

Attention:	H. Roger Schwall
Assistant Director

Dear Sirs/Mesdames:

Re: Tryx Ventures Corp. (the “Company”) File No. 0-50919

                              The Company writes this letter in connection with its response to the comment letter from the Securities and Exchange Commission (the “Commission”) dated September 16, 2005 with respect to the Preliminary Proxy Statement on Schedule 14A.

Accordingly, the Company acknowledges that:
1.	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;
2.	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
3.	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We trust you find the foregoing to be in order. Should you have any questions please do not hesitate to contact the undersigned.

Yours truly,

TRYX VENTURES CORP.

/s/ Alessandra Bordon

Alessandra Bordon

President, Chief Executive Officer and Treasurer